Transactions with non-controlling interests - Huizhou Pengai (Details) - CNY (¥)							12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Jun. 01, 2019	Aug. 30, 2018	Jul. 24, 2018	Jul. 23, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Huizhou Pengai
Carrying amount of non-controlling interests acquired								¥ (2,389,000)	¥ 590,000
Consideration paid for non-controlling interests					¥ (180,000)			(4,906,000)	(180,000)
Gain on acquisition within equity								¥ 2,517,000	¥ 410,000
Percentage of voting rights acquired					3.00%
Proportion of equity interest held (as a percent)				100.00%	65.50%	62.50%	65.50%	65.50%
Nanchang Pengai
Consideration paid for non-controlling interests			¥ (950,000)
Percentage of voting rights acquired			19.00%
Proportion of equity interest held (as a percent)	85.00%	80.00%	51.00%				51.00%	51.00%